REVENUE	12 Months Ended
Aug. 31, 2020
Revenue [abstract]
REVENUE [Text Block]

18. REVENUE

Net revenue for the Company is defined as gross revenue, which is net of any customer discounts, rebates, and sales returns and recoveries, less excise taxes.

Revenues for the years ended August 31, 2020 and 2019 are disaggregated as follows:

	AUGUST 31, 2020	AUGUST 31, 2019

Adult-use recreational wholesale revenue (Canadian)	$73,938	$85,018
Wholesale to Licensed Producers revenue (Canadian)	15,184	709
Direct to patient medical revenue (Canadian)	10,748	11,192
International (business to business)	3,272	98
Other revenue	245	530
Gross revenue	$103,387	$97,547
Excise taxes	(16,592)	(17,134)
Net revenue	$86,795	$80,413

Recreational revenue is primarily comprised of provincial government bodies and large retailers that sell cannabis through their respective distribution models, whereas wholesale revenue is comprised of wholesale shipments to other cannabis companies, including licensed producers, for further processing and sales onto their end customers.

During the year ended August 31, 2020, the Company had three customers (August 31, 2019 - two customers) that individually represented more than 10% of the Company's net revenue.